Insurance Contracts - Summary of Movements in Liabilities of Short-Term Insurance Contracts (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [Line Items]
Beginning balance - Gross	¥ 11,435
Ending balance - Gross	13,674	¥ 11,435
Gross [member]
Disclosure of types of insurance contracts [Line Items]
Notified claims, beginning balance	2,085	1,748
Incurred but not reported, beginning balance	9,453	7,520
Beginning balance - Gross	11,538	9,268
Cash paid for current year claims	(21,404)	(16,364)
Cash paid for prior year claims	(10,460)	(8,877)
Claims arising in current year	33,926	27,120
Claims arising in prior years	178	391
Ending balance - Gross	13,778	11,538
Notified claims, ending balance	2,672	2,085
Incurred but not reported, ending balance	¥ 11,106	¥ 9,453